DEFERRED TAXES - Schedule of Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAXES
Income tax benefit at statutory rate	$ (1,607,608)	$ (3,251,597)
State income tax benefit, net of Federal benefit	(178,226)	(566,351)
Equity-based instruments	103,372	146,446
Fair market value adjustment/loss on extinguishment derivative liabilities	(154,517)	636,532
Amortization of debt discount	412,823	498,018
Other	142,124	(59,749)
Valuation allowance	$ 1,282,032	$ 2,596,701